Schedule of Intangible Assets Subjects to Amortization (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 100,994,543	$ 99,737,656	$ 99,804,903
Intangible assets, accumulated amortization	(43,176,638)	28,235,821	8,400,759
Intangible assets, net	57,817,905	71,501,835	91,404,144
Intangible assets, accumulated amortization	$ 43,176,638	(28,235,821)	(8,400,759)
Intangible assets, weighted average useful life	3 years
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 19,070,857	19,070,857	19,138,104
Intangible assets, accumulated amortization	(11,576,450)	8,283,740	4,090,359
Intangible assets, net	7,494,407	10,787,117	15,047,745
Intangible assets, accumulated amortization	11,576,450	$ (8,283,740)	(4,090,359)
Intangible assets, weighted average useful life		4 years 8 months 12 days
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	480,000	$ 480,000	480,000
Intangible assets, accumulated amortization	(480,000)	480,000	252,000
Intangible assets, net			228,000
Intangible assets, accumulated amortization	480,000	$ (480,000)	(252,000)
Intangible assets, weighted average useful life		2 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	3,328,000	$ 3,328,000	3,328,000
Intangible assets, accumulated amortization	(712,292)	503,342	224,745
Intangible assets, net	2,615,708	2,824,658	3,103,255
Intangible assets, accumulated amortization	712,292	$ (503,342)	(224,745)
Intangible assets, weighted average useful life		16 years 7 months 17 days
Subscriber Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	73,458,799	$ 73,458,799	73,458,799
Intangible assets, accumulated amortization	(28,992,944)	18,105,041	3,587,837
Intangible assets, net	44,465,855	55,353,758	69,870,962
Intangible assets, accumulated amortization	28,992,944	$ (18,105,041)	(3,587,837)
Intangible assets, weighted average useful life		5 years 1 month 6 days
Advertiser Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,240,000	$ 2,240,000	2,240,000
Intangible assets, accumulated amortization	(510,922)	332,515	94,635
Intangible assets, net	1,729,078	1,907,485	2,145,365
Intangible assets, accumulated amortization	510,922	$ (332,515)	(94,635)
Intangible assets, weighted average useful life		9 years 5 months 1 day
Database Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,396,887	$ 1,140,000	1,140,000
Intangible assets, accumulated amortization	(904,030)	531,183	151,183
Intangible assets, net	1,492,857	608,817	988,817
Intangible assets, accumulated amortization	904,030	$ (531,183)	(151,183)
Intangible assets, weighted average useful life		3 years
Subtotal Amortizable Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	100,974,543	$ 99,717,656	99,784,903
Intangible assets, accumulated amortization	(43,176,638)	28,235,821	8,400,759
Intangible assets, net	57,797,905	71,481,835	91,384,144
Intangible assets, accumulated amortization	43,176,638	(28,235,821)	(8,400,759)
Website Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	20,000	20,000	20,000
Intangible assets, accumulated amortization
Intangible assets, net	20,000	20,000	20,000
Intangible assets, accumulated amortization